Pension and Other Post-Retirement Benefits - Summary of Fair Value of Plan Assets of the Defined Benefit Pension Plans, by Asset Category (Parenthetical) (Detail)	Dec. 31, 2018	Dec. 31, 2017
US Securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	52.00%	62.00%
International Securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	31.00%	18.00%
Mortgage- backed securities [member]
Disclosure of fair value of plan assets [line items]
Debt securities	17.00%	20.00%